Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Cash flows from operating activities
Net (loss) income for the year	$ (2,996)	$ 26,500
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities
Revenue recognized from digital currency mined	(105,236)	(111,044)
Proceeds from sale of digital currency	104,519	97,151
Revaluation of digital currency	(33,674)	(81,835)
Depreciation	64,490	63,599
Non-cash lease expense	2,794	2,692
Unrealized (gain) loss on investments	(19,067)	(3,743)
Realized loss on investment	311	0
Change in fair value of derivatives	(3,652)	(362)
(Recovery) provision on sales tax receivables	(966)	6,777
Gain on sale of mining assets	(18,493)	(1,081)
Income tax expense	4,608	6,185
Accretion on convertible debt	1,317	1,825
Share-based compensation	10,888	7,249
Interest expense	414	397
Unrealized foreign exchange	14,549	(20)
Lease payments on operating leases	(2,794)	(2,687)
Changes in non-working capital items
Amounts receivable and prepaids	(4,743)	(772)
Accounts payable and accrued liabilities	4,365	(1,191)
Net cash provided by operating activities	16,634	9,640
Cash flows from investing activities
Deposits on equipment	(53,572)	(14,880)
Proceeds on disposal of investments	1,776	0
Purchases of investments	(1,529)	(341)
Proceeds on disposal of equipment	19,187	1,882
Purchase of equipment	(120,733)	(63,355)
Cash paid on acquisition	(25,692)	(647)
Payment of security deposits	(3,210)	0
Net cash used in investing activities	(183,773)	(77,341)
Cash flows from financing activities
Exercise of options	101	96
Loan payments	(1,343)	0
Term loan payments	(1,786)	(1,531)
Shares offering	186,762	55,701
Issuance of special warrants	0	21,738
Repayment of debenture	(3,000)	(3,000)
Net cash provided by financing activities	180,734	73,004
Effects of exchange rate changes on cash	102	2
Net change in cash during the year	13,697	5,305
Cash, restricted cash equivalents and bank overdraft
Beginning of period	9,678	4,373
End of period	$ 23,375	$ 9,678